Cover	Mar. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment No. 1 to the Form 8-K (this “Amendment”) amends the Form 8-K (the “Original Form 8-K”) of Unicoin Inc. (the “Company”), which was filed with the Securities and Exchange Commission on March 14, 2025. This Amendment is being filed solely to correct a typographical error regarding the date of the Service Agreement with Mr. Montoya that was included in the description of the Service Agreement under Item 5.02 of the Original Form 8-K. Except as described above, this Amendment does not update or modify any other information presented in the Original Form 8-K and does not reflect events occurring after the Original Form 8-K’s filing date of March 14, 2025.
Document Period End Date	Mar. 10, 2025
Entity File Number	000-56276
Entity Registrant Name	Unicoin Inc.
Entity Central Index Key	0001740742
Entity Tax Identification Number	47-4360035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Park Ave
Entity Address, Address Line Two	South 16065
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	216-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false